Goodwill and Intangible Assets - Summary of Amortization Expense Related to Intangible Assets (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Net Book Value	$ 24,187	$ 28,702
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
2024	4,528
2025	4,516
2026	4,516
2027	4,090
2028	2,451
Thereafter	4,086
Net Book Value	24,187
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
2024	2,648,741
2025	2,679,576
2026	2,715,903
2027	2,690,449
2028	2,622,896
Thereafter	8,905,003
Net Book Value	$ 22,262,568